(LOSS) EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
(LOSS) EARNINGS PER SHARE

7. (LOSS) EARNINGS PER SHARE

Basic (loss) earnings per share is computed by dividing net income by the number of weighted-average ordinary shares outstanding during the period. Diluted (loss) earnings per share is computed using the weighted-average ordinary shares outstanding and, if dilutive, potential ordinary shares outstanding during the period. Potential ordinary shares represent the incremental ordinary shares issuable for restricted stock units and stock option exercises. The Company calculates the dilutive effect of outstanding restricted stock units and stock options on (loss) earnings per share by application of the treasury stock method.

The computations of basic and diluted (loss) earnings per share assumes that the number of ordinary shares outstanding for all periods prior to the closing of the Offering on May 28, 2014 was equal to the number of ordinary shares of SunEdison Semiconductor Limited outstanding on May 28, 2014.

Basic and diluted (loss) earnings per share (“EPS”) for the three month periods ended September 30, 2014 and 2013 were calculated as follows:

	Three Months Ended September 30, 2014		Three Months Ended September 30, 2013
In millions, except per share amounts	Basic	Diluted	Basic	Diluted
EPS Numerator:
Net (loss) income attributable to SunEdison Semiconductor Limited shareholders	$(79.4)	$(79.4)	$9.3	$9.3

EPS Denominator:
Weighted-average shares outstanding	41.5	41.5	41.5	41.5

(Loss) earnings per share	$(1.91)	$(1.91)	$0.22	$0.22

Basic and diluted EPS for the nine month periods ended September 30, 2014 and 2013 were calculated as follows:

	Nine Months Ended September 30, 2014		Nine Months Ended September 30, 2013
In millions, except per share amounts	Basic	Diluted	Basic	Diluted
EPS Numerator:
Net loss attributable to SunEdison Semiconductor Limited shareholders	$(79.7)	$(79.7)	$(14.4)	$(14.4)

EPS Denominator:
Weighted-average shares outstanding	41.5	41.5	41.5	41.5

Loss per share	$(1.92)	$(1.92)	$(0.35)	$(0.35)

The computations for diluted loss per share for the three and nine months ended September 30, 2014 excludes approximately 1.7 million options to purchase SunEdison Semiconductor shares and 1.4 million restricted stock units because the effect would have been anti-dilutive. No SunEdison Semiconductor options or restricted stock units were outstanding during the three and nine month periods ended September 30, 2013.